PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2012	2013

Advances to suppliers	$7,039,523	$5,733,372
Prepaid expenses	5,067,824	3,873,423
Barter goods	4,355,479	2,391,865
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	1,066,166	1,658,726
Other current assets	5,278,902	1,428,634
	$26,807,894	$19,086,020

Advances to suppliers mainly represent prepayment for media costs.  Other deposits mainly represent deposits for media cost agreements that will expire within one year.